Realized Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized gain (loss) related to certain investments
AFS securities. Gross gains	$ 37	$ 660	$ 26
AFS securities. Gross losses	(50)	(36)	(78)
Credit loss benefit (expense)	(14)	(11)	(25)
Realized gain (loss) on equity securities	12	41	8
Other gain (loss) on investments	(41)	(13)	(7)
Associated amortization of DAC, VOBA, DSI and DFEL and changes in other contract holder funds			31
Total realized gain (loss) related to financial instruments and reinsurance-related assets	512	928	(304)
Realized gain (loss) on the mark-to-market on certain instruments	683	169	(142)
Indexed product derivative results	74	22	38
GLB rider fees ceded to LNBAR and attributed fees	(168)	(91)	(205)
Indexed annuity and IUL contracts net derivatives results:
Associated amortization of DAC, VOBA, DSI, and DFEL			(26)
GLB fees ceded to LNBAR and attributed fees:
Associated amortization of DAC, VOBA, DSI, and DFEL			(29)
Total realized gain (loss)	418	859	(526)
Mortgage Loans On Real Estate [Member]
Realized gain (loss) related to certain investments
Credit loss benefit (expense)	(3)	111	(117)
Realized gain (loss) on the mark-to-market on certain instruments	(24)	3	(24)
Reinsurance Related Assets [Member]
Realized gain (loss) related to certain investments
Credit loss benefit (expense)	(112)	7
Equity Securities [Member]
Realized gain (loss) related to certain investments
Realized gain (loss) on equity securities	$ 7	$ 44	$ 8